Accrued liabilities and other payables	12 Months Ended
Dec. 31, 2024
Miscellaneous current liabilities [abstract]
Accrued liabilities and other payables

8.           Accrued liabilities and other payables

Accrued liabilities and other payables in the consolidated statement of financial position are analyzed as follows:

	December 31,
	2024	2023
Accrued audit fees	77	122
Other accruals	1,834	1,393
Insurance deductibles	86	131
Other payables	159	117
Total	2,156	1,763

Other payables are non-interest bearing.